THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                        Supplement dated October 6, 2006
                    to the Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") contributed its investment management business, Merrill Lynch Investment Managers, to BlackRock, Inc. ("BlackRock"), the parent company of BlackRock Institutional Management Corporation ("BIMC"), the Money Market Portfolio's (the "Portfolio") investment adviser (the "Transaction"). The new company formed as a result of the Transaction is operating under the BlackRock name. As a result of the Transaction, Merrill Lynch has a 49.80% economic interest and a 45% voting interest in the new company and The PNC Financial Services Group, Inc., which held a majority interest in BlackRock prior to the Transaction, has approximately a 34% economic and voting interest.

         Under the Investment Company Act of 1940 (the "1940 Act"), the Transaction may be considered an "assignment" of the Portfolio's Investment Advisory and Administration Agreement with BIMC resulting in the Agreement's automatic termination. BIMC is currently serving as the Portfolio's investment adviser pursuant to an Interim Investment Advisory and Administration Agreement (the "Interim Agreement") entered into between BIMC and The RBB Fund, Inc. (the "Company") on behalf of the Portfolio dated September 29, 2006. The Interim Agreement can remain in effect for up to 150 days while the Portfolio seeks shareholder approval for a new Investment Advisory and Administration Agreement between BIMC and the Company on behalf of the Portfolio (the "New Agreement"). As required by the 1940 Act, BIMC's fees under the Interim Agreement will be placed in an escrow account with the Portfolio's custodian. If the Portfolio's shareholders approve the New Agreement within 150 days of the date of the Interim Agreement, such approval will be viewed as implicit approval of the Interim Agreement by shareholders and BIMC will receive any fees paid in to the escrow account, including interest earned. If shareholders of the Portfolio do not approve the New Agreement within 150 days of the date of the Interim Agreement, then BIMC will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest if earned.

         A Special Meeting of Shareholders in connection with the approval of the New Agreement has been called for October 20, 2006. Proxy materials in connection with such Special Meeting of Shareholders were first mailed to shareholders of the Portfolio on or about September 15, 2006.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               SANSOM STREET SHARES OF THE MONEY MARKET PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                        Supplement dated October 6, 2006
                    to the Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         On September 29, 2006, Merrill Lynch & Co., Inc. ("Merrill Lynch") contributed its investment management business, Merrill Lynch Investment Managers, to BlackRock, Inc. ("BlackRock"), the parent company of BlackRock Institutional Management Corporation ("BIMC"), the Money Market Portfolio's (the "Portfolio") investment adviser (the "Transaction"). The new company formed as a result of the Transaction is operating under the BlackRock name. As a result of the Transaction, Merrill Lynch has a 49.80% economic interest and a 45% voting interest in the new company and The PNC Financial Services Group, Inc., which held a majority interest in BlackRock prior to the Transaction, has approximately a 34% economic and voting interest.

         Under the Investment Company Act of 1940 (the "1940 Act"), the Transaction may be considered an "assignment" of the Portfolio's Investment Advisory and Administration Agreement with BIMC resulting in the Agreement's automatic termination. BIMC is currently serving as the Portfolio's investment adviser pursuant to an Interim Investment Advisory and Administration Agreement (the "Interim Agreement") entered into between BIMC and The RBB Fund, Inc. (the "Company") on behalf of the Portfolio dated September 29, 2006. The Interim Agreement can remain in effect for up to 150 days while the Portfolio seeks shareholder approval for a new Investment Advisory and Administration Agreement between BIMC and the Company on behalf of the Portfolio (the "New Agreement"). As required by the 1940 Act, BIMC's fees under the Interim Agreement will be placed in an escrow account with the Portfolio's custodian. If the Portfolio's shareholders approve the New Agreement within 150 days of the date of the Interim Agreement, such approval will be viewed as implicit approval of the Interim Agreement by shareholders and BIMC will receive any fees paid in to the escrow account, including interest earned. If shareholders of the Portfolio do not approve the New Agreement within 150 days of the date of the Interim Agreement, then BIMC will be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Interim Agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest if earned.

         A Special Meeting of Shareholders in connection with the approval of the New Agreement has been called for October 20, 2006. Proxy materials in connection with such Special Meeting of Shareholders were first mailed to shareholders of the Portfolio on or about September 15, 2006.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.